Other Current Assets - Summary of Other Current Assets (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)
Miscellaneous current assets [abstract]
Development properties	¥ 16,906	$ 2,612	¥ 17,721
Quoted equity securities	6,258	967	9,235
Total	¥ 23,164	$ 3,579	¥ 26,956